Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2025-7

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
April 2026		05/20/2026		8		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/21/28	08/20/2031	$601,430,000.00		3.96%			3.96%
Class A-1b	8/21/28	08/20/2031	$200,470,000.00	30	SOFR +0.52%	05/13/2026	3.64285%	4.16%
Class B	8/21/28	08/20/2031	$61,310,000.00		4.21%			4.21%
Class C	8/21/28	08/20/2031	$36,790,000.00		4.40%			4.40%

Total			$900,000,000.00

Series 2025-7 Allocation % x Group One Available Funds	$59,308,790.51
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$59,308,790.51

Beginning of Period Reserve Account Balance	$9,809,264.31
Required Reserve Amount	$9,809,264.31
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,809,264.31

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$65.76	$65.76	$0.00	$0.00	$59,308,724.75
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$59,308,724.75
Asset Representations Reviewer Fee	$34.32	$34.32	$0.00	$0.00	$59,308,690.43
Supplemental ARR Fee	$137.26	$137.26	$0.00	$0.00	$59,308,553.17
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$59,307,303.17
Servicing Fee	$693,624.28	$693,624.28	$0.00	$0.00	$58,613,678.89
Class A-1a Note Interest	$1,984,719.00	$1,984,719.00	$0.00	$0.00	$56,628,959.89
Class A-1b Note Interest	$695,438.78	$695,438.78	$0.00	$0.00	$55,933,521.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,933,521.11
Class B Note Interest	$215,095.92	$215,095.92	$0.00	$0.00	$55,718,425.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,718,425.19
Class C Note Interest	$134,896.67	$134,896.67	$0.00	$0.00	$55,583,528.52
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$55,583,528.52
Class R Interest	$55,583,528.52	$55,583,528.52	$0.00	$0.00	$0.00

Total	$59,308,790.51	$59,308,790.51	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,984,719.00	$0.00	$0.00	$1,984,719.00
Class A-1b	$0.00	$0.00	$695,438.78	$0.00	$0.00	$695,438.78
Class B	$0.00	$0.00	$215,095.92	$0.00	$0.00	$215,095.92
Class C	$0.00	$0.00	$134,896.67	$0.00	$0.00	$134,896.67

Total	$0.00	$0.00	$3,030,150.37	$0.00	$0.00	$3,030,150.37

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$601,430,000.00	1.00	$601,430,000.00	1.00
Class A-1b	$1,000.00	$3.47	$0.00	$3.47	$200,470,000.00	1.00	$200,470,000.00	1.00
Class B	$1,000.00	$3.51	$0.00	$3.51	$61,310,000.00	1.00	$61,310,000.00	1.00
Class C	$1,000.00	$3.67	$0.00	$3.67	$36,790,000.00	1.00	$36,790,000.00	1.00

Total	$1,000.00	$3.37	$0.00	$3.37	$900,000,000.00	1.00	$900,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$450,000,000.00		450,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.